Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 06/30/09

Check here if Amendment [ ];   Amendment Number:
This Amendment  (Check only one.):  [ ] is a restatement.
                                    [ ] adds new holdings entries.
                                    [ ] includes the cover page.

Institutional Investment Manager Filing this Report:

Name:     RockView Management, LLC
Address:  One Station Place
          Stamford, CT 06902

Form 13F File Number: 028-11749

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Nadine Girgis
Title: Chief Compliance Officer
Phone: 203-388-4921

Signature, Place, and Date of Signing:
Nadine Girgis                    Stamford, CT               08/11/2009
[Signature]                      [City, State]              [Date]

Report Type (Check only one.):

[X]    13F HOLDINGS REPORT.    (Check here if all holdings of this
       reporting manager are reported in this report.)


[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)


[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: None

Form 13F Information Table Entry Total: 46
Form 13F Information Table Value Total: $ 30,725 (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.             Form 13F File Number            Name

None

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FORM 13F INFORMATION TABLE

                                                                 VALUE     SHARES/   SH/ PUT/ INVSTMT  OTHER VOTING AUTHORITY
NAME OF ISSUER                  TITLE OF CLASS    CUSIP        (x$1000)   PRN AMT/  PRN CALL  DSCRETN  MGRS  SOLE   SHARED
DANA HOLDING CORP               COM               235825205         40       31360             SOLE    NONE   31360  NONE
DIREXION SHS ETF TR             FINL BULL 3X      25459W508       1294      140000             SOLE    NONE  140000  NONE
DUNE ENERGY INC                 COM NEW           265338202         11       78571             SOLE    NONE   78571  NONE
FOSTER WHEELER AG               COM               H27178104          0           1             SOLE    NONE       1  NONE
GOLDEN POND HEALTHCARE INC      COM               38116J109        154       20000             SOLE    NONE   20000  NONE
JAZZ TECHNOLOGIES INC           NOTE 8.000%12/3   47214EAA0        133      375000             SOLE    NONE  375000  NONE
KBL HEALTHCARE ACQUIS CORP I    COM               48241N107        146       18850             SOLE    NONE   18850  NONE
LEVEL 3 COMMUNICATIONS INC      NOTE 5.250%12/1   52729NBF6       1223     1500000             SOLE    NONE 1500000  NONE
LIBERTY ACQUISITION HLDGS CO    COM               53015Y107        519       57231             SOLE    NONE   57231  NONE
LIONS GATE ENTMNT CORP          NOTE 3.625% 3/1   535919AG9       3251     4250000             SOLE    NONE 4250000  NONE
NII HLDGS INC                   NOTE 3.125% 6/1   62913FAJ1       5112     6650000             SOLE    NONE 6650000  NONE
PORTLAND GEN ELEC CO            COM NEW           736508847         32        1633             SOLE    NONE    1633  NONE
PROSHARES TR                    PSHS ULSHT SP500  74347R883       1107       20000             SOLE    NONE   20000  NONE
SUNPOWER CORP                   DBCV 1.250% 2/1   867652AA7       1533     2000000             SOLE    NONE 2000000  NONE
2020 CHINACAP ACQUIRCO INC      UNIT 99/99/9999   90212G208        290       36500             SOLE    NONE   36500  NONE
CHARDAN 2008 CHINA ACQST COR    UNIT 99/99/9999   G8977T127        398       50000             SOLE    NONE   50000  NONE
VECTOR GROUP LTD                NOTE 5.000%11/1   92240MAE8        470      500000             SOLE    NONE  500000  NONE
VECTOR GROUP LTD                DBCV 5.750% 6/1   92240MAL2      14335    15250000             SOLE    NONE 15250000 NONE
ADVANCED TECHNOLOGY ACQU COR    *W EXP 06/18/201  007556111          2      149500             SOLE    NONE  149500  NONE
ALPHA SEC GROUP CORP            *W EXP 03/23/201  02078A118          4       75000             SOLE    NONE   75000  NONE
ALTERNATIVE ASSET MGMT ACQU     *W EXP 08/01/201  02149U119         23      177200             SOLE    NONE  177200  NONE
ATLAS ACQUISITION HLDGS CORP    *W EXP 01/23/201  049162118         19      125000             SOLE    NONE  125000  NONE
BPW ACQUISITION CORP            *W EXP 02/26/201  055637110         49      215000             SOLE    NONE  215000  NONE
CAPITOL ACQUISITION CORP DEL    *W EXP 11/08/201  14055E112         71      150000             SOLE    NONE  150000  NONE
CHINA HLDGS ACQUISITION CORP    *W EXP 11/16/201  16942N114         34      341200             SOLE    NONE  341200  NONE
ENTERPRISE ACQUISITION CORP     *W EXP 11/07/201  29365R116          9      175000             SOLE    NONE  175000  NONE
GLOBAL BRANDS ACQUISITION CO    *W EXP 12/06/201  378982110         63      525000             SOLE    NONE  525000  NONE
GOLDEN POND HEALTHCARE INC      *W EXP 11/06/201  38116J117         26      170000             SOLE    NONE  170000  NONE
HICKS ACQUISITION CO I INC      *W EXP 09/28/201  429086127          7      114400             SOLE    NONE  114400  NONE
HIGHLANDS ACQUISITION CORP      *W EXP 10/03/201  430880112         27      200000             SOLE    NONE  200000  NONE
IDEATION ACQUISITION CORP       *W EXP 11/19/201  451665111         51      102600             SOLE    NONE  102600  NONE
INFORMATION SERVICES GROUP I    *W EXP 01/31/201  45675Y112          3       37500             SOLE    NONE   37500  NONE
INTER ATLANTIC FINANCIAL INC    *W EXP 10/02/201  45890H118          8       44000             SOLE    NONE   44000  NONE
LIBERTY ACQUISITION HLDGS CO    *W EXP 12/12/201  53015Y115         29       72000             SOLE    NONE   72000  NONE
NAVIOS MARITIME ACQUIS CORP     *W EXP 06/25/201  Y62159119         38       80000             SOLE    NONE   80000  NONE
NRDC ACQUISITION CORP           *W EXP 10/17/201  62941R110         24      269900             SOLE    NONE  269900  NONE
OVERTURE ACQUISITION CORP       *W EXP 01/30/201  G6830P118         26      150000             SOLE    NONE  150000  NONE
SANTA MONICA MEDIA CORP         *W EXP 03/27/201  802501114          8      150000             SOLE    NONE  150000  NONE
SAPPHIRE INDUSTRIALS CORP       *W EXP 01/17/201  80306T117         24      150000             SOLE    NONE  150000  NONE
SPORTS PPTYS ACQUISITION COR    *W EXP 01/17/201  84920F115         33      349300             SOLE    NONE  349300  NONE
STONELEIGH PARTNERS ACQUS CO    *W EXP 05/31/201  861923126          1       47000             SOLE    NONE   47000  NONE
TM ENTMT & MEDIA INC            *W EXP 10/17/201  87260T116          7       70000             SOLE    NONE   70000  NONE
TREMISIS ENERGY ACQ CORP II     *W EXP 12/05/201  89472N119         18      123000             SOLE    NONE  123000  NONE
TRIAN ACQUISITION I CORP        *W EXP 01/23/201  89582E116         43      185000             SOLE    NONE  185000  NONE
TRIPLECROWN ACQUISITION CORP    *W EXP 10/22/201  89677G117         17      100000             SOLE    NONE  100000  NONE
UNITED REFINING ENERGY CORP     *W EXP 12/11/201  911360113         15      169000             SOLE    NONE  169000  NONE

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